INTEREST BEARING BANK BORROWINGS (Details Narrative) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Interest related to the bank loans and facilities	$ 392,252	$ 217,534	$ 626,384	$ 221,892	$ 163,628
Loan agreements [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Annual interest rate			0.43%	5.04%
Loan agreements [member] | Borrowing loans one [member]
IfrsStatementLineItems [Line Items]
Loans borrowing			$ 826,142	$ 1,900,000
Loan agreements [member] | Borrowing loans two [member]
IfrsStatementLineItems [Line Items]
Loans borrowing				$ 2,877,679
Annual interest rate				5.16%
Loan facilities agreements [member]
IfrsStatementLineItems [Line Items]
Annual interest rate			1.00%
Bank overdrafts and account payable			$ 7,600,000
Loan agreements one [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Annual interest rate					2.50%
Loan agreements one [member] | Borrowing loans two [member]
IfrsStatementLineItems [Line Items]
Loans borrowing			$ 2,877,679		$ 2,673,000
Annual interest rate			5.16%
Loan agreements two [member] | Borrowing loans two [member]
IfrsStatementLineItems [Line Items]
Loans borrowing			$ 826,142	$ 1,900,000
Annual interest rate			0.43%	5.04%